Cover	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	1-768
Entity Registrant Name	CATERPILLAR INC.
Entity Central Index Key	0000018230
Entity Tax Identification Number	37-0602744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5205 N. O'Connor Blvd.,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	891-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	CAT
Security Exchange Name	NYSE
Sec 5. 3 Debentures Due September 152035 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.3% Debentures due September 15, 2035
Trading Symbol	CAT35
Security Exchange Name	NYSE